RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

20.RELATED PARTY TRANSACTIONS

The principal related parties with which the Group had transactions during the years are as follows:

Name of related parties	Relationship with the Group

Mr. Guo	The ultimate controlling shareholder of the Company
Lentuo Electromechanical	A company controlled by Mr. Guo
Lentuo Second-hand Motor Vehicle Co., Ltd.	A company controlled by Mr. Guo
Beijing Lentuo Tongda Co., Ltd.	A company controlled by Mr. Guo
Beijing Lentuo Cultural Development Co., Ltd.	A company controlled by Mr. Guo
Beijing Lentuo Ruitong Investment Co., Ltd.	A company controlled by Mr. Guo
Tonghe Advertising Co., Ltd.	A company controlled by Mr. Guo
Beijing Weitzman Vehicle Co., Ltd.	A company significantly influenced by Mr. Guo
Chuanxin Sun	A shareholder of the Company
Mr. Yingjie Wang	Noncontrolling interests in Yuchen
Mr. Fuli Guo	Noncontrolling interests in Yuchen
Haowu	The holding company of noncontrolling interests in Ruitai
Tianjin Material Group	The parent company of Haowu

The Group had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Short-term loans to related parties:
Mr. Guo	250,669	-	-	-
Chuanxin Sun	251	-	-	-
Beijing Lentuo Ruitong Investment Co., Ltd.	50,488	-	-	-

	301,408	-	-	-

Repayments of short-term loans to related parties:
Mr. Guo	528,774	-	-	-
Chuanxin Sun	442	-	-	-
Beijing Lentuo Ruitong Investment Co., Ltd.	74,262	-	-	-

	603,478	-	-	-

Temporary funding to related parties:
Mr. Guo	-	-	24,024	3,856
Tianjin Material Group	-	-	55,343	8,883
Lentuo Electromechanical	-	186,805	-	-
Mr. Fuli Guo	-	720	6,460	1,037
Haowu	-	35,437	35,009	5,619
Beijing Lentuo Cultural Development Co., Ltd.	18,731	-	-	-
Beijing Lentuo Tongda Co., Ltd.	25,136	-	-	-
Tonghe Advertising Co., Ltd.	62,496	-	-	-
Lentuo Second-hand Motor Vehicle Co., Ltd.	4,171	-	-	-

	110,534	222,962	120,836	19,395

Repayments of temporary funding to related parties:
Mr. Guo	-	-	24,024	3,856
Mr. Yingjie Wang	-	-	2,000	321
Lentuo Electromechanical	-	186,805	-	-
Mr. Fuli Guo	-	-	41,760	6,703
Haowu	-	-	70,079	11,248
Beijing Lentuo Cultural Development Co., Ltd.	20,716	-	-	-
Beijing Weitzman Vehicle Co., Ltd.	4,030	-	-	-
Beijing Lentuo Tongda Co., Ltd.	25,136	-	-	-
Tonghe Advertising Co., Ltd.	62,496	-	-	-
Lentuo Second-hand Motor Vehicle Co., Ltd.	4,171	-	-	-

	116,549	186,805	137,863	22,128

Temporary funding from related parties:
Mr. Guo	13,553	-	27,417	4,401
Lentuo Electromechanical	-	129,935	20,000	3,210
Beijing Lentuo Ruitong Investment Co., Ltd.	433	-	-	-

	13,986	129,935	47,417	7,611

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Repayments of temporary funding from related parties:
Mr. Guo	-	13,553	27,417	4,401
Lentuo Electromechanical	-	119,935	30,000	4,815
Beijing Lentuo Tongda Co., Ltd.	1,038	-	-	-
Beijing Lentuo Ruitong Investment Co., Ltd.	433	-	-	-
Lentuo Second-hand Motor Vehicle Co., Ltd.	191	-	-	-

	1,662	133,488	57,417	9,216

Distribution of assets to shareholders:
Mr. Guo	123,078	-	-	-
Interest received from related parties:
Tianjin Material Group	-	-	352	56

The Group had the following related party balances as of December 31, 2011 and 2012:

	December 31,
	2011	2012
	RMB	RMB	US$
Amounts due from related parties:
Mr. Yingjie Wang	2,000	-	-
Mr. Fuli Guo	37,787	2,487	399
Tianjin Material Group	-	55,343	8,884
Haowu	35,070	-	-

	74,857	57,830	9,283

Amounts due to related parties:
Lentuo Electromechanical	10,000	-	-

	10,000	-	-

The unsecured interest-free temporary funding to Mr. Guo amounting to RMB24,024 was initially provided as a deposit for a business expansion opportunity of the Group to be made by Mr. Guo on behalf of the Group, and was fully repaid during the year ended December 31, 2012 when the potential opportunity did not materialize. Mr. Guo also provided temporary funding amounting to RMB27,417 to the Group to support its operations, which had been fully repaid during the year ended December 31, 2012. Amounts due to Lentuo Electromechanical as of December 31, 2011 represent unsecured interest-free loans to the Group, which were fully repaid during the year ended December 31, 2012. During the year ended December 31, 2011, Lentuo Electromechanical assisted the Group in the pursuit of an acquisition opportunity and the Group provided an unsecured interest-free temporary funding in the amount of RMB2,000 to Lentuo Electromechanical in anticipation of the potential advance payment to the seller by Lentuo Electromechanical on the Group's behalf. The temporary funding was fully repaid during the year ended December 31, 2012. The amount due from Tianjin Material Group of RMB55,343 as of December 31, 2012 represents an unsecured loan from the Group, which carries an interest rate of 1.38% per annum and is repayable on demand. The temporary funding was to support Tianjin Material Group's operations.

The average balance due from related parties for the years ended December 31, 2010, 2011 and 2012 was RMB154,043, RMB37,429 and RMB66,344 (US$10,649), respectively and the average balance due to related parties for the years ended December 31, 2010, 2011 and 2012 was RMB7,391, RMB11,777 and RMB5,000 (US$ 803), respectively.

As of December 31, 2012, certain short-term loans of the Group were guaranteed by or secured by the related parties as described in Note 18.

As of December 31, 2012, the short-term loan of Lentuo Electromechanical amounting to RMB200,000 (US$32,102) was guaranteed by the Group.